The New Economy Fund®
Investment portfolio
February 28, 2022
unaudited
Common stocks 91.23% Information technology 31.07%	Shares	Value (000)
Microsoft Corp.	4,598,329	$1,373,935
Broadcom, Inc.	1,787,567	1,050,088
Micron Technology, Inc.	8,454,939	751,306
Ceridian HCM Holding, Inc.[1]	6,242,061	455,109
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,750,738	401,367
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	2,394,000	50,973
Mastercard, Inc., Class A	1,137,360	410,382
Wolfspeed, Inc.[1]	3,809,003	391,261
Applied Materials, Inc.	2,659,381	356,889
Snowflake, Inc., Class A1	1,005,353	267,082
Samsung Electronics Co., Ltd.[2]	3,792,850	228,838
Arista Networks, Inc.[1]	1,852,861	227,402
Shopify, Inc., Class A, subordinate voting shares[1]	306,635	212,884
SK hynix, Inc.[2]	1,719,963	177,936
ASML Holding NV2	243,658	160,620
ServiceNow, Inc.[1]	254,924	147,836
Advanced Micro Devices, Inc.[1]	1,115,375	137,570
Apple, Inc.	825,108	136,242
Zscaler, Inc.[1]	562,096	134,425
Block, Inc., Class A1	1,017,225	129,696
Zendesk, Inc.[1]	1,083,802	126,447
RingCentral, Inc., Class A1	908,969	118,930
Motorola Solutions, Inc.	531,716	117,206
Marqeta, Inc., Class A1	9,278,282	108,834
Affirm Holdings, Inc., Class A1	2,599,107	108,747
NortonLifeLock, Inc.	3,036,000	87,983
Accenture PLC, Class A	258,241	81,609
Atlassian Corp. PLC, Class A1	247,933	75,798
Datadog, Inc., Class A1	465,403	74,981
NVIDIA Corp.	294,000	71,692
Smartsheet, Inc., Class A1	1,294,865	68,848
Adobe, Inc.[1]	144,139	67,411
MongoDB, Inc., Class A1	169,667	64,811
Fiserv, Inc.[1]	607,005	59,286
StoneCo, Ltd., Class A1	4,240,202	47,660
Autodesk, Inc.[1]	212,680	46,839
Cloudflare, Inc., Class A1	402,104	46,813
PagSeguro Digital, Ltd., Class A1	2,881,384	45,929
Keyence Corp.[2]	93,500	44,452
MediaTek, Inc.[2]	1,047,000	41,505
PayPal Holdings, Inc.[1]	368,353	41,230
Pegasystems, Inc.	439,100	38,254
CrowdStrike Holdings, Inc., Class A1	183,163	35,755
HubSpot, Inc.[1]	61,237	32,149
Qorvo, Inc.[1]	232,001	31,733
Kingdee International Software Group Co., Ltd.[1,2]	12,754,000	31,306
The New Economy Fund — Page 1 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
SAP SE2	262,952	$29,872
MicroStrategy, Inc., Class A1,3	66,100	29,282
SentinelOne, Inc., Class A1	684,149	28,392
Keysight Technologies, Inc.[1]	176,613	27,794
Insight Enterprises, Inc.[1]	261,952	27,243
Amadeus IT Group SA, Class A, non-registered shares[1,2]	405,931	26,909
EPAM Systems, Inc.[1]	129,518	26,907
CCC Intelligent Solutions Holdings, Inc.[1]	2,467,640	26,799
Okta, Inc., Class A1	137,094	25,066
Avaya Holdings Corp.[1]	1,568,000	21,591
Paycom Software, Inc.[1]	58,889	19,976
Lam Research Corp.	31,484	17,674
Confluent, Inc., Class A1	400,500	17,137
Twilio, Inc.[1]	93,858	16,406
Concentrix Corp.	77,758	15,543
ALTEN SA, non-registered shares[2]	89,984	13,703
OBIC Co., Ltd.[2]	85,000	13,607
Nice, Ltd. (ADR)[1]	54,990	12,442
Marvell Technology, Inc.	158,676	10,842
Xero, Ltd.[1,2]	149,973	10,391
SimCorp AS2	114,083	10,193
Paylocity Holding Corp.[1]	44,891	9,537
Suse SA1,2	326,985	9,374
Lightspeed Commerce, Inc., subordinate voting shares[1]	339,476	8,918
Nomura Research Institute, Ltd.[2]	250,000	8,731
Stripe, Inc., Class B1,2,4,5	52,548	2,119
GLOBALFOUNDRIES, Inc.[1,3]	15,997	972
		9,385,469
Health care 16.88%
UnitedHealth Group, Inc.	1,587,265	755,332
Thermo Fisher Scientific, Inc.	960,877	522,717
Abbott Laboratories	2,946,979	355,465
Daiichi Sankyo Company, Ltd.[2]	11,534,300	281,295
Agilon Health, Inc.[1,3]	13,034,380	263,555
WuXi Biologics (Cayman), Inc.[1,2]	27,975,500	232,196
Insulet Corp.[1]	827,610	219,060
Centene Corp.[1]	2,526,416	208,732
Biohaven Pharmaceutical Holding Co., Ltd.[1]	1,703,772	202,255
Humana, Inc.	393,974	171,111
Molina Healthcare, Inc.[1]	533,181	163,617
WuXi AppTec Co., Ltd., Class H2	10,960,652	156,233
Cigna Corp.	654,730	155,682
PerkinElmer, Inc.	746,153	134,016
Exact Sciences Corp.[1]	1,449,980	113,185
Stryker Corp.	322,249	84,864
Catalent, Inc.[1]	805,989	82,243
Zoetis, Inc., Class A	382,115	73,997
Vertex Pharmaceuticals, Inc.[1]	305,643	70,304
NovoCure, Ltd.[1]	853,844	69,896
Eli Lilly and Company	271,742	67,922
Olympus Corp.[2]	3,009,400	61,094
Gilead Sciences, Inc.	1,000,810	60,449
Oak Street Health, Inc.[1]	2,961,760	51,860
Regeneron Pharmaceuticals, Inc.[1]	73,399	45,387
The New Economy Fund — Page 2 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
CanSino Biologics, Inc., Class H1,2	2,500,000	$45,240
Align Technology, Inc.[1]	84,287	43,109
Guardant Health, Inc.[1]	605,919	40,154
R1 RCM, Inc.[1]	1,446,000	39,317
Fate Therapeutics, Inc.[1]	1,057,000	36,519
IQVIA Holdings, Inc.[1]	156,600	36,037
AbCellera Biologics, Inc.[1,3]	3,814,303	33,223
Bachem Holding AG, Class B2	53,987	32,080
Syneos Health, Inc., Class A1	337,285	26,713
Carl Zeiss Meditec AG, non-registered shares[2]	144,482	22,818
Rede D’Or Sao Luiz SA	2,144,139	21,226
BioMarin Pharmaceutical, Inc.[1]	225,488	17,615
Amplifon SpA[2]	357,436	15,213
Penumbra, Inc.[1]	64,263	14,250
Genus PLC[2]	312,943	13,665
Alnylam Pharmaceuticals, Inc.[1]	79,700	12,581
Cano Health, Inc.[1,3]	2,491,093	12,132
Novavax, Inc.[1,3]	114,979	9,586
Global Blood Therapeutics, Inc.[1]	302,085	9,123
M3, Inc.[2]	200,400	7,494
HOYA Corp.[2]	40,000	5,269
Chugai Pharmaceutical Co., Ltd.[2]	154,000	5,104
		5,100,935
Consumer discretionary 11.76%
Amazon.com, Inc.[1]	290,092	890,948
MercadoLibre, Inc.[1]	344,779	388,445
Hilton Worldwide Holdings, Inc.[1]	1,514,760	225,487
Floor & Decor Holdings, Inc., Class A1	1,990,082	190,292
Five Below, Inc.[1]	990,445	162,047
Airbnb, Inc., Class A1	1,034,681	156,744
General Motors Company[1]	3,288,471	153,637
Rivian Automotive, Inc., Class A1,2,3,6	1,439,172	87,507
Rivian Automotive, Inc., Class A1	897,218	60,616
Chipotle Mexican Grill, Inc.[1]	87,756	133,683
Home Depot, Inc.	370,955	117,159
Flutter Entertainment PLC[1,2]	774,869	111,092
Dollar General Corp.	489,944	97,175
Aptiv PLC[1]	604,535	78,251
DraftKings, Inc., Class A1	3,253,451	77,042
Coupang, Inc., Class A1	2,445,053	64,843
Booking Holdings, Inc.[1]	26,478	57,517
Evolution AB2	471,409	53,629
Carvana Co., Class A1	353,500	53,191
Entain PLC[1,2]	2,284,082	51,003
NIKE, Inc., Class B	358,783	48,992
LVMH Moët Hennessy-Louis Vuitton SE2	67,086	48,660
Burlington Stores, Inc.[1]	179,911	40,640
DoorDash, Inc., Class A1	337,322	35,402
YUM! Brands, Inc.	238,956	29,291
Etsy, Inc.[1]	152,000	23,543
Tesla, Inc.[1]	26,014	22,643
EssilorLuxottica[2]	114,569	19,716
Farfetch, Ltd., Class A1	1,025,812	19,542
Wayfair, Inc., Class A1,3	126,977	17,887
The New Economy Fund — Page 3 of 9

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Bandai Namco Holdings, Inc.[2]	150,000	$10,969
Target Corp.	50,591	10,107
Sony Group Corp.[2]	90,000	9,215
Meituan, Class B1,2	226,791	4,973
		3,551,888
Communication services 11.41%
Alphabet, Inc., Class C1	194,820	525,589
Alphabet, Inc., Class A1	177,972	480,727
Netflix, Inc.[1]	1,981,594	781,778
ZoomInfo Technologies, Inc., Class A1	4,645,985	254,089
Comcast Corp., Class A	5,297,361	247,705
Tencent Holdings, Ltd.[2]	4,220,800	229,396
Meta Platforms, Inc., Class A1	968,061	204,290
Snap, Inc., Class A, nonvoting shares[1]	3,654,733	145,970
Epic Games, Inc.[1,2,4,5]	84,438	92,519
Endeavor Group Holdings, Inc., Class A1	2,615,588	78,808
New York Times Co., Class A	1,611,199	70,877
Charter Communications, Inc., Class A1	93,949	56,537
T-Mobile US, Inc.[1]	453,259	55,846
Playtika Holding Corp.[1]	2,689,805	55,410
Live Nation Entertainment, Inc.[1]	433,548	52,381
Match Group, Inc.[1]	270,000	30,102
Take-Two Interactive Software, Inc.[1]	156,800	25,402
Warner Music Group Corp., Class A	548,308	19,860
Activision Blizzard, Inc.	200,024	16,302
Sea, Ltd., Class A (ADR)[1]	79,858	11,627
Bandwidth, Inc., Class A1	359,338	10,978
Bumble, Inc., Class A1	45,667	1,170
		3,447,363
Financials 9.58%
Kotak Mahindra Bank, Ltd.[2]	20,782,148	511,508
AIA Group, Ltd.[2]	26,797,200	278,629
JPMorgan Chase & Co.	1,765,433	250,338
Arch Capital Group, Ltd.[1]	4,128,869	194,511
Berkshire Hathaway, Inc., Class B1	576,440	185,297
Tradeweb Markets, Inc., Class A	1,717,729	145,114
CME Group, Inc., Class A	602,794	142,579
Charles Schwab Corp.	1,659,924	140,197
Discover Financial Services	929,518	114,740
Intercontinental Exchange, Inc.	611,816	78,386
Nasdaq, Inc.	453,294	77,581
Nu Holdings, Ltd., Class A1,3	5,942,660	45,461
Nu Holdings, Ltd., Class A1,2,6	4,162,986	28,344
SVB Financial Group[1]	115,636	70,075
Marsh & McLennan Companies, Inc.	378,669	58,849
KKR & Co., Inc.	947,017	56,935
HDFC Bank, Ltd.[2]	2,941,300	55,907
Star Health & Allied Insurance Co., Ltd.[1,2]	5,796,777	53,998
RenaissanceRe Holdings, Ltd.	338,074	50,975
Futu Holdings, Ltd. (ADR)[1,3]	1,070,210	45,752
Fifth Third Bancorp	920,000	44,013
Canadian Imperial Bank of Commerce[1]	311,500	39,427
PNC Financial Services Group, Inc.	193,300	38,515
The New Economy Fund — Page 4 of 9

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
EQT AB2	1,086,119	$36,580
S&P Global, Inc.	94,483	35,497
LPL Financial Holdings, Inc.[1]	193,600	35,032
Janus Henderson Group PLC	695,000	23,331
MSCI, Inc.	36,724	18,424
Bajaj Finserv, Ltd.[2]	76,000	16,271
Coinbase Global, Inc., Class A1	60,389	11,520
Allfunds Group PLC[1,2]	988,442	11,166
		2,894,952
Industrials 7.31%
CSX Corp.	11,377,209	385,801
L3Harris Technologies, Inc.	845,906	213,431
Union Pacific Corp.	785,050	193,083
Safran SA2	1,521,114	191,555
General Electric Co.	1,868,975	178,506
Airbus SE, non-registered shares[1,2]	1,176,179	148,367
Copart, Inc.[1]	1,040,068	127,804
Carrier Global Corp.	2,203,097	98,875
Raytheon Technologies Corp.	775,746	79,669
Northrop Grumman Corp.	159,500	70,521
TransDigm Group, Inc.[1]	99,719	66,472
Old Dominion Freight Line, Inc.	210,894	66,227
Norfolk Southern Corp.	209,315	53,694
Ryanair Holdings PLC (ADR)[1]	394,979	39,383
Boeing Company[1]	168,375	34,574
Nidec Corp.[2]	385,700	33,308
Daikin Industries, Ltd.[2]	176,600	32,760
NIBE Industrier AB, Class B2	3,728,186	32,672
Wizz Air Holdings PLC[1,2]	719,520	32,174
Stericycle, Inc.[1]	498,709	29,105
Hefei Meyer Optoelectronic Technology, Inc., Class A2	3,843,219	22,081
Equifax, Inc.	99,179	21,655
Rentokil Initial PLC[2]	2,611,000	17,740
Sydney Airport, units[1,2]	2,314,052	14,706
IMCD NV2	78,478	12,708
Teleperformance SE1,2	22,560	8,285
Grab Holdings, Ltd., Class A1,3	400,000	2,304
		2,207,460
Consumer staples 0.92%
Costco Wholesale Corp.	396,115	205,682
Monster Beverage Corp.[1]	420,958	35,529
Zur Rose Group AG1,2,3	127,777	22,013
Ocado Group PLC[1,2]	830,723	15,284
		278,508
Utilities 0.77%
ENN Energy Holdings, Ltd.[2]	15,216,700	220,827
NextEra Energy, Inc.	156,403	12,242
		233,069
The New Economy Fund — Page 5 of 9

unaudited
Common stocks (continued) Real estate 0.61%	Shares	Value (000)
CIFI Ever Sunshine Services Group, Ltd.[2]	42,152,000	$76,815
Embassy Office Parks REIT[2]	12,777,864	63,632
Equinix, Inc. REIT	63,659	45,181
		185,628
Materials 0.60%
Sherwin-Williams Company	600,000	157,878
Yunnan Energy New Material Co., Ltd., Class A2	328,460	13,586
Air Liquide SA, non-registered shares[2]	57,957	9,540
		181,004
Energy 0.32%
Neste OYJ[2]	1,321,669	52,246
Reliance Industries, Ltd.[2]	1,393,547	43,650
		95,896
Total common stocks (cost: $18,080,768,000)		27,562,172
Preferred securities 0.49% Consumer discretionary 0.49%
Maplebear, Inc., Series H, noncumulative preferred shares[1,2,4,5]	830,425	99,618
Maplebear, Inc., Series I, noncumulative preferred shares[1,2,4,5]	398,330	47,783
		147,401
Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,4,5]	22,617	912
Total preferred securities (cost: $100,524,000)		148,313
Convertible stocks 0.08% Information technology 0.08%
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[2,4,5]	30,562,347	25,000
Total convertible stocks (cost: $25,000,000)		25,000
Short-term securities 8.84% Money market investments 8.35%
Capital Group Central Cash Fund 0.15%[7,8]	25,208,907	2,520,891
Money market investments purchased with collateral from securities on loan 0.49%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,9]	73,925,788	73,926
Capital Group Central Cash Fund 0.15%[7,8,9]	491,751	49,175
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	24,587,548	24,587
		147,688
Total short-term securities (cost: $2,668,503,000)		2,668,579
Total investment securities 100.64% (cost: $20,874,795,000)		30,404,064
Other assets less liabilities (0.64)%		(192,376)
Net assets 100.00%		$30,211,688
The New Economy Fund — Page 6 of 9

unaudited
Investments in affiliates8

	Value of affiliates at 12/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 2/28/2022 (000)	Dividend income (000)
Short-term securities 8.51%
Money market investments 8.35%
Capital Group Central Cash Fund 0.15%[7]	$1,100,194	$2,096,531	$675,846	$25	$(13)	$2,520,891	$405
Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 0.15%[7,9]	32,601	16,574[10]				49,175	—[11]
Total short-term securities						2,570,066
Total 8.51%				$25	$(13)	$2,570,066	$405
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,686,574,000, which represented 15.51% of the net assets of the fund. This amount includes $4,288,066,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $160,003,000, which represented .53% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $115,851,000, which represented .38% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 2/28/2022.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Maplebear, Inc., Series H, noncumulative preferred shares	11/13/2020	$49,826	$99,618.33%
Maplebear, Inc., Series I, noncumulative preferred shares	2/26/2021	49,791	47,783.16
Epic Games, Inc.	3/29/2021	74,728	92,519.31
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares	2/18/2022	25,000	25,000.08
Stripe, Inc., Class B	5/6/2021	2,109	2,119.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	908	912.00
Total private placement securities		$202,362	$267,951.89%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The New Economy Fund — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
The New Economy Fund — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,524,940	$858,410	$2,119	$9,385,469
Health care	4,223,234	877,701	—	5,100,935
Consumer discretionary	3,155,124	396,764	—	3,551,888
Communication services	3,125,448	229,396	92,519	3,447,363
Financials	1,902,549	992,403	—	2,894,952
Industrials	1,661,104	546,356	—	2,207,460
Consumer staples	241,211	37,297	—	278,508
Utilities	12,242	220,827	—	233,069
Real estate	45,181	140,447	—	185,628
Materials	157,878	23,126	—	181,004
Energy	—	95,896	—	95,896
Preferred securities	—	—	148,313	148,313
Convertible stocks	—	—	25,000	25,000
Short-term securities	2,668,579	—	—	2,668,579
Total	$25,717,490	$4,418,623	$267,951	$30,404,064
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-014-0422O-S85354	The New Economy Fund — Page 9 of 9